Expense Example, No Redemption {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-12 - Fidelity Advisor® Floating Rate High Income Fund
Dec. 30, 2020 USD ($)
Fidelity Advisor Floating Rate High Income Fund-Class A
Expense Example, No Redemption:
1 Year	$ 373
3 Years	582
5 Years	807
10 Years	1,455
Fidelity Advisor Floating Rate High Income Fund-Class M
Expense Example, No Redemption:
1 Year	374
3 Years	585
5 Years	812
10 Years	1,466
Fidelity Advisor Floating Rate High Income Fund-Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	2,052
Fidelity Advisor Floating Rate High Income - Class I
Expense Example, No Redemption:
1 Year	75
3 Years	233
5 Years	406
10 Years	906
Class Z
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786